                            Oppenheimer Bond Fund

                        Supplement dated March 1, 2004
                  to the Prospectus dated February 24, 2004

This supplement amends the prospectus of the above-referenced Fund and is in addition to any existing supplements to the Fund's prospectus.

Effective March 1, 2004, OFI has voluntarily undertaken to reimburse the Fund for its expenses in any fiscal year for each class of shares that exceed the following percentages of average daily net assets:

            ----------------------------------
            Class of Shares Expense
                            Limitation
            ----------------------------------
            ----------------------------------
            Class A shares  0.90%
            ----------------------------------
            ----------------------------------
            Class B shares  1.65%
            ----------------------------------
            ----------------------------------
            Class C shares  1.65%
            ----------------------------------
            ----------------------------------
            Class N shares  1.15%
            ----------------------------------
            ----------------------------------
            Class Y shares  0.65%
            ----------------------------------

Prospectus
----------

As a result, the first explanatory paragraph immediately following the table
"Annual Fund Operating Expenses" under the section titled "FEES AND EXPENSES
OF THE FUND" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------
                               Class A  Class B  Class C   Class   Class
                               Shares   Shares   Shares    N       Y
                                                           Shares  Shares
---------------------------------------------------------------------------
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Management Fees                0.56%    0.56%    0.56%     0.56%   0.56%
---------------------------------------------------------------------------
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Distribution and/or Service    0.25%    1.00%    1.00%     0.50%   None
(12b-1) Fees
---------------------------------------------------------------------------
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Other Expenses                 0.29%    0.31%    0.28%     0.44%   0.07%
---------------------------------------------------------------------------
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Total Annual Operating         1.10%    1.87%    1.84%     1.50%   0.63%
Expenses
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Expenses may vary in future years.  "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes.  That undertaking may be amended or withdrawn at any time without notice to shareholders.  After the waiver, the actual "Other Expenses" and "Total
Annual Operating Expenses" as percentages of average daily net assets were
0.38% and 1.44%, respectively, for Class N shares.  Class A, Class B, Class C and Class Y shares were the same as shown above.

Effective March 1, 2004, the Manager has voluntarily undertaken to limit the
"Total Annual Operating Expenses" for all classes of shares so that "Total
Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65%
for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares.  The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

March 1, 2004
PSO285.030